OTHER INFORMATION (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Details of unaudited summary financial results
Total revenue	$ 27,945		$ 45,432		$ 36,381		$ 30,598		$ 22,149	$ 19,200	$ 13,218	$ 11,888	$ 140,356		$ 66,455	$ 28,609
Loss from operations (1)	(15,698)	[1]	(67,814)	[1]	(8,898)	[1]	(15,797)	[1]	(8,750)	(12,498)	(17,367)	(2,973)	(108,207)	[1]	(41,588)	(20,112)
Income from discontinued operations, net of tax	5,723		(22,306)		(1,102)		(1,789)		(22,414)	(172)	2,703	285	(19,474)		(19,598)	1,613
Net loss attributable to Magnum Hunter Resources Corporation	(12,458)		(75,210)		(32,463)		(12,577)		(56,931)	2,000	(15,040)	(6,690)	(132,708)		(76,661)	(13,800)
Gain (loss) on sale of discontinued operations, net of tax	4,325		185		0		(2,101)						2,409		0	4,329
Net loss attributable to common shareholders	$ (17,052)		$ (87,236)		$ (42,283)		$ (20,843)		$ (60,921)	$ (1,952)	$ (18,497)	$ (9,298)	$ (167,414)		$ (90,668)	$ (16,267)
Loss per common share, basic and diluted	$ (0.13)		$ (0.54)		$ (0.25)		$ (0.15)		$ (0.50)	$ (0.02)	$ (0.16)	$ (0.12)	$ (1.07)		$ (0.80)	$ (0.25)

[1]	The quarter-ended December 31, 2012, loss from operations was primarily driven by exploration and abandonment expense. Management reviews leasehold acreage on a quarterly basis. During the quarter-ended December 31, 2012 management determined a significant portion of the non-core Williston Basin acreage would not be utilized as the Company planned to focus on assets that will provide a higher rate of return in 2013.